Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Net earnings (loss) attributable to shareholders of Fairfax	$ 1,740.6	$ (512.5)
Preferred share dividends	(44.6)	(44.0)
Net earnings (loss) attributable to common shareholders – basic and diluted	$ 1,696.0	$ (556.5)
Weighted average common shares outstanding – basic (in shares)	25,411,246	23,017,184
Share-based payment awards (in shares)	689,571	0
Weighted average common shares outstanding – diluted (in shares)	26,100,817	23,017,184
Net earnings (loss) per common share – basic (in dollars per share)	$ 66.74	$ (24.18)
Net earnings (loss) per common share – diluted (in dollars per share)	$ 64.98	$ (24.18)
Share-based payments
Earnings per share [line items]
Antidilutive securities		567,450